UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05901)

Exact name of registrant as specified in charter: Putnam Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Investment Grade Municipal Trust

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (158.7%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$413,032

Arizona (1.5%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	581,105
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,175,000	1,305,378
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	510,479
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,074,930

			3,471,892

Arkansas (2.1%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	3,000,000	3,411,930
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21 (Prerefunded)	A-	500,000	507,540
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	895,000	885,576

			4,805,046

California (19.8%)
Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA, 6.45s, 12/28/18	Aaa	4,000,000	4,285,520
CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	Aaa	2,500,000	2,608,650
CA State G.O. Bonds
5 1/8s, 4/1/23	A2	500,000	531,740
5.1s, 2/1/34	A2	750,000	764,783
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	1,500,000	1,716,450
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	13,000,000	14,465,230
5 1/2s, 5/1/11	A2	1,500,000	1,627,920
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,067,270
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30 (Prerefunded)	BBB	1,750,000	1,767,325
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35
(Prerefunded)	BB+/P	270,000	267,138
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27 (Prerefunded)	A1	640,000	661,811
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25 (Prerefunded)	D/P	576,000	475,471
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	1,000,000	1,095,440
Ser. B, 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,676,880
Ser. 03 A-1, 5s, 6/1/21	BBB	500,000	504,800
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	462,992
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A, XLCA, 5s, 10/1/29 (Prerefunded)	Aaa	4,700,000	4,909,761
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No. 1 -Westpark), 5 1/4s, 9/1/19 (Prerefunded)	BB/P	875,000	898,695
Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), 5s, 9/1/18	BB/P	1,040,000	1,056,546
Santa Clara Cnty., Fin. Auth. Lease Rev. Bonds (Multiple Fac.), Ser. I, AMBAC, 5s, 5/15/20	Aaa	3,000,000	3,236,040
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26 (Prerefunded)	BBB-/P	1,400,000	1,459,920

			45,540,382

Colorado (4.5%)
CO Hlth. Fac. Auth. Rev. Bonds (Hlth. Fac.-Evangelical Lutheran), 3.35s, 10/1/06	A3	2,500,000	2,485,550
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,515,000	1,667,364
6 3/8s, 12/15/30 (Prerefunded)	A3	1,485,000	1,675,615
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26	Aa2	125,000	125,423
Ser. B-3, 6.8s, 11/1/28	Aa2	65,000	66,022
Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s, 11/15/25 (Prerefunded)	Aaa	2,500,000	2,557,300
U. of CO. Enterprise Syst. Rev. Bonds, FGIC, 5s, 6/1/26	Aaa	1,650,000	1,752,762

			10,330,036

Delaware (0.7%)

GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	513,190
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,009,070

			1,522,260

District of Columbia (1.8%)
DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26	Aaa	4,000,000	4,183,960

Florida (3.0%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	A3	1,895,000	1,939,419
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,003,790
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5 3/8s, 11/15/28	BB+	2,000,000	2,039,300
Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	375,908
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	850,000	897,005
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s, 5/1/15	BB-/P	450,000	446,967
Tolomato, Cmnty. Dev. Dist. Special Assmt., 5.4s, 5/1/37	BB-/P	175,000	176,622

			6,879,011

Georgia (5.4%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	1,500,000	1,581,015
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, FGIC, 5s, 11/1/38 (Prerefunded)	Aaa	1,045,000	1,102,768
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2	2,300,000	2,348,737
Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw State U. Hsg.), Ser. A, MBIA, 5s, 7/15/29	Aaa	5,215,000	5,502,764
Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s, 8/1/10	Aaa	600,000	601,008
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16 (Prerefunded)	B+/P	1,200,000	1,203,708

			12,340,000

Hawaii (0.4%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	975,000	967,385

Idaho (0.2%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	500,000	509,910

Illinois (10.4%)
Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27 (Prerefunded)	Aaa	4,270,000	4,472,398
Chicago, Board of Ed. G.O. Bonds (School Reform), Ser. A
AMBAC, 5 1/4s, 12/1/27 (Prerefunded)	Aaa	2,500,000	2,620,775
FGIC, zero %, 12/1/18 (Prerefunded)	Aaa	5,440,000	3,151,338
Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No. 64 Pk. Ridge), FSA, 5 1/2s, 12/1/16 (Prerefunded)	Aaa	1,580,000	1,801,548
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B, 6s, 5/15/26	A-	1,600,000	1,752,336
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s, 11/15/24	A+	2,500,000	2,701,425
IL U. Rev. Bonds (Auxiliary Fac. Syst.), Ser. A, AMBAC, 5 1/4s, 4/1/19 (Prerefunded)	Aaa	1,945,000	2,199,134
Schaumburg, G.O. Bonds, Ser. B, FGIC, 5s, 12/1/27 (Prerefunded)	Aaa	5,000,000	5,260,000

			23,958,954

Indiana (2.2%)
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32 (Prerefunded)	Baa1	2,600,000	2,696,564
Purdue U. VRDN (Student Fee), Ser. T, 3.17s, 7/1/27	VMIG1	1,250,000	1,250,000
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	1,000,000	1,009,060

			4,955,624

Iowa (0.9%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P	1,695,000	2,032,678

Louisiana (0.9%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth. Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21	Aaa	1,500,000	1,586,175
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med. Foundation), 5s, 7/1/16	A3	400,000	424,536

			2,010,711

Maine (0.6%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27	Aa1	1,275,000	1,300,564

Massachusetts (11.1%)
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	A1	2,785,000	3,060,255
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	1,000,000	1,216,010
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	821,018
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	16,400,000	17,344,968
(UMass Memorial), Ser. D, 5s, 7/1/33 (Prerefunded)	Baa2	500,000	502,185
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40 (Prerefunded)	Aaa	2,500,000	2,552,425

			25,496,861

Michigan (4.3%)
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.97s, 7/1/33 (Prerefunded)	VMIG1	3,500,000	3,500,000
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18 (Prerefunded)	BBB	900,000	896,562
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	75,000	78,147
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,060,090
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,356,338

MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	Aaa	1,200,000	1,194,432
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control), 5.65s, 9/1/29	A3	575,000	604,590
Saginaw Cnty., G.O. Bonds (Healthsource Saginaw, Inc.), MBIA, 5s, 5/1/26	Aaa	1,210,000	1,287,658

			9,977,817

Minnesota (2.1%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22 (Prerefunded)	A	2,500,000	2,544,225
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev. Bonds, Ser. G-3, 5.45s, 12/1/31	A+	1,705,000	1,864,503
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	350,000	384,234

			4,792,962

Mississippi (2.4%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	605,455
Ser. B, 6.7s, 4/1/22	Baa2	525,000	629,927
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	1,750,000	1,771,298
MS Dev. Bk. Special Obligation Rev. Bonds (Jackson MS), FSA, 5 1/4s, 3/1/21 (Prerefunded)	Aaa	1,385,000	1,565,410
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	810,000	852,630

			5,424,720

Missouri (2.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16	A+	1,250,000	1,350,513
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,145,000	1,184,732
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,050,010
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan)
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	885,000	910,116
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35 (Prerefunded)	AAA	700,000	746,186

			5,241,557

Nevada (3.7%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aaa	5,105,000	5,404,204
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	704,977
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21 (Prerefunded)	BB-/P	1,000,000	1,008,660
(No. T-17), 5s, 9/1/25 (Prerefunded)	BB-/P	225,000	224,444
(No. T-14), 4 3/4s, 3/1/10	BB-/P	1,135,000	1,139,915

			8,482,200

New Hampshire (0.4%)
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	950,000	924,198

New Jersey (5.9%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	650,000	705,400
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,882,195
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,292,800
NJ State G.O. Bonds, Ser. F, MBIA, 5 1/2s, 8/1/11	Aaa	3,100,000	3,390,346
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	813,803
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	500,000	559,020
6s, 6/1/37	BBB	1,000,000	1,047,520

			13,691,084

New Mexico (0.5%)
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	801,578
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s, 9/1/33	AAA	440,000	457,666

			1,259,244

New York (19.7%)
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	A1	7,780,000	8,200,353
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	500,000	528,600
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	526,345
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s, 10/1/36 (Prerefunded)	BBB-	2,000,000	2,008,660
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2	750,000	670,898
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. B, 5 3/4s, 6/15/26 (Prerefunded)	AA+	4,100,000	4,263,221
Ser. D, 5s, 6/15/37	AA+	7,500,000	7,862,775
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,060,160
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	4,000,000	4,203,880
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	Aaa	3,000,000	3,264,060
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	10,500,000	11,072,040
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	716,183

			45,377,175

North Carolina (3.3%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,000,000	1,106,730
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,113,980
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	3,500,000	3,869,040

U. of NC Chapel Hill Hosp. Rev. Bonds, Ser. A, 5s, 2/1/11	AA-	500,000	526,405
			7,616,155

North Dakota (0.4%)
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg. & Auxillary Fac.), FSA
5s, 4/1/21	Aaa	400,000	427,756
5s, 4/1/19	Aaa	500,000	538,110
			965,866

Ohio (2.8%)
Brookville, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/31 (Prerefunded)	Aaa	1,000,000	1,049,660
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container Corp.), 5 1/8s, 8/1/13 (Prerefunded)	CCC+	600,000	569,616
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	2,000,000	2,096,500
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32 (Prerefunded)	A2	2,500,000	2,794,975
			6,510,751

Oklahoma (0.5%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29 (Prerefunded)	Aaa	1,050,000	1,127,312

Oregon (0.4%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	845,000	874,896

Pennsylvania (5.4%)
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15 (Prerefunded)	BB/P	530,000	532,645
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	1,005,000	1,062,235
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	1,500,000	1,587,060
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,040,810
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	750,000	749,205
PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of Osteopathic Med.), 5s, 12/1/08	A	1,045,000	1,076,225
Philadelphia, School Dist. G.O. Bonds, Ser. D, FGIC, 5s, 6/1/27	Aaa	5,000,000	5,283,150
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,000,000	1,072,390
			12,403,720

Puerto Rico (2.4%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, 6s, 7/1/39 (Prerefunded)	BBB+	5,000,000	5,547,100

South Carolina (2.8%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23 (Prerefunded)	Aaa	2,515,000	2,727,744
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded)	AAA	1,000,000	1,155,620
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	BBB+/F	600,000	705,300
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/28	BBB	1,750,000	1,875,685
			6,464,349

South Dakota (0.9%)
SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,178,200

Tennessee (4.3%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	2,000,000	2,347,140
(First Mtge. -Mountain States Hlth.), Ser. A, MBIA, 6s, 7/1/21	Aaa	7,000,000	7,624,400
			9,971,540

Texas (9.4%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21	Baa2	2,500,000	2,555,850
Columbus, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/8s, 8/15/29	Aaa	4,525,000	4,803,514
Conroe, Indpt. School Dist. G.O. Bonds (School House), PSFG, 5s, 2/15/26	Aaa	2,905,000	3,058,616
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/34 (Prerefunded)	Aaa	750,000	772,500
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A2	1,500,000	1,707,345
Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC, 5s, 3/1/26	Aaa	1,335,000	1,398,319
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,604,805
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.), AMBAC
5 1/4s, 2/15/24 (Prerefunded)	AAA	1,215,000	1,317,825
5 1/4s, 2/15/23	AAA	1,150,000	1,250,016
Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/15/29	AAA	1,360,000	1,426,817
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/19 (Prerefunded)	Baa3	1,700,000	1,803,360
			21,698,967

Utah (6.5%)
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	500,000	524,290
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	675,000	708,467
UT State Pwr. Supply Rev. Bonds (Intermountain Pwr. Agcy.), Ser. A
MBIA, 6.15s, 7/1/14	Aaa	4,720,000	4,854,237
MBIA, U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	Aaa	8,280,000	8,773,902
			14,860,896

Vermont (0.4%)

VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	975,000	988,475

Virginia (0.9%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	2,000,000	2,105,560

Washington (1.1%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	2,355,000	2,576,229

West Virginia (6.2%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	7,500,000	7,897,950
West Virginia U. Rev. Bonds (Impt. West VA. U.), Ser. C, FGIC, 5s, 10/1/26	Aaa	6,000,000	6,338,100
			14,236,050

Wisconsin (3.6%)
Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	1,800,000	1,986,804
6 3/8s, 6/1/32	BBB	3,500,000	3,747,310
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2	2,500,000	2,665,825
			8,399,939

Wyoming (0.4%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.), Ser. B, 3.05s, 1/1/14	VMIG1	850,000	850,000

TOTAL INVESTMENTS

Total investments (cost $347,746,623) (b)			$365,265,268

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	43	$4,639,969	Jun-06	$(5,168)

NOTES

(a) Percentages indicated are based on net assets of $230,148,837.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at Feburary 28, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $347,746,623, resulting in gross unrealized appreciation and depreciation of $18,230,850 and $712,205, respectively, or net unrealized appreciation of $17,518,645.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

At February 28, 2006, liquid assets totaling $4,639,969 have been designated as collateral for open futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	34.5%
Utilities and power	26.1
Transportation	14.4

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

MBIA	28.9%
AMBAC	20.8
FGIC	15.2

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Grade Municipal Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006